Note 9 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	11 Months Ended	12 Months Ended
	Oct. 16, 2013	Dec. 05, 2013	Dec. 16, 2013	Mar. 31, 2014	Mar. 31, 2014 Hull S407 [Member]	Feb. 06, 2014 Hull S407 [Member]	Dec. 16, 2013 Hull S407 [Member]	Mar. 31, 2014 Hull S418 [Member]	Dec. 05, 2013 Hull S418 [Member]	Mar. 31, 2014 Hull S419 [Member]	Mar. 19, 2014 Hull S419 [Member]	Mar. 31, 2014 Hull S414 [Member]	Mar. 19, 2014 Hull S414 [Member]	Mar. 31, 2014 Hull S417 [Member]	Mar. 19, 2014 Hull S417 [Member]	Mar. 31, 2014 Hull S406 [Member]
Note 9 - Commitments and Contingencies (Details) [Line Items]
Commitments for Vessel Aquisitions				$ 158,068	$ 22,138			$ 28,170		$ 28,170		$ 26,010		$ 26,180		$ 27,400
Commitments for Vessel Aquisitions Remainder of Fiscal Year				40,240
Commitments for Vessel Aquisitions Second Year				51,433
Commitments for Vessel Aquisitions Third Year				66,395
Number of Vessels	6	2	2
Vessel Acquisition Purchase Price		$ 35,000	$ 37,000			$ 38,300	$ 37,000		$ 35,000		$ 6,830		$ 10,990		$ 10,820
Vessel Acquisition Deposit Percentage			20.00%
Vessel Acquisition Balance On Delivery Percentage			80.00%